UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [ ]; Amendment Number:___
             This Amendment: [ ] is a restatement
                             [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Firsthand Capital Management, Inc.
Address:    125 South Market
            Suite 1300
            San Jose, California 95113

Form 13F File Number:  28-04505

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Omar Billawala
Title:      President
Phone:      (408) 294-2200

Signature, Place, and Date of Signing

      /s/ Omar Billawala        San Jose, California        08/12/09
      ------------------        --------------------        --------

Report Type (Check only one):

[X]   13F HOLDINGS REPORT

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     1
                                            ------------------

Form 13F Information Table Entry Total:                62
                                            ------------------

Form 13F Information Table Value Total:     $          208,208
                                            ------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. The Equitable Life Assurance Society (13F file number: 28-42)

                       Firsthand Capital Management, Inc.
                                    FORM 13F
                                  as of 6/30/09

      COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
---------------------          ------------- --------- ----------- -------------------  ----------  -------- -----------------------
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
   NAME OF ISSUER              TITLE OF CLASS  CUSIP     (x$1000)    PRN AMT   PRN CALL  DISCRETION MANAGERS  SOLE    SHARED  NONE
----------------------         -----------------------------------------------------------------------------------------------------
Corning, Inc.                  Common Stock  219350105    13,437      836,676   SH        SOLE                 835,933          743
Microsoft Corp.                Common Stock  594918104    13,405      563,950   SH        SOLE                 563,444          506
Broadcom Corp. - A             Common Stock  111320107    12,874      519,316   SH        SOLE                 518,976          340
Intel Corp.                    Common Stock  458140100    11,542      697,398   SH        SOLE                 696,743          655
Netflix, Inc.                  Common Stock  64110L106    10,335      250,000   SH        SOLE                 250,000
Google, Inc.                   Common Stock  38259P508     8,520       20,209   SH        SOLE                  20,176           33
Activision Blizzard, Inc.      Common Stock  00507V109     8,281      655,645   SH        SOLE                 655,015          630
Seagate Technology, Inc.       Common Stock  G7945J104     8,233      787,075   SH        SOLE                 786,185          890
VeriFone Holdings, Inc.        Common Stock  92342Y109     7,703    1,025,693   SH        SOLE               1,024,903          790
Intevac, Inc.                  Common Stock  461148108     6,896      791,700   SH        SOLE                 791,700
Cisco Systems, Inc.            Common Stock  17275R102     6,039      323,954   SH        SOLE                 323,264          690
QUALCOMM, Inc.                 Common Stock  747525103     5,414      119,770   SH        SOLE                 119,605          165
NICE-Systems, Ltd.             Common Stock  653656108     5,201      225,439   SH        SOLE                 225,119          320
China Mobile Hong Kong Ltd.    Common Stock  16941M109     5,039      100,626   SH        SOLE                 100,406          220
Shanda Interactive
   Entertainment, Ltd.         Common Stock  81941Q203     4,952       94,700   SH        SOLE                  94,700
Suntech Power Holdings Co.,
   Ltd - ADR                   ADR           86800C104     4,693      262,785   SH        SOLE                 262,195          590
Akamai Technologies, Inc.      Common Stock  00971T101     4,540      236,700   SH        SOLE                 236,700
Accenture Ltd. - A             Common Stock  G1150G111     4,517      135,000   SH        SOLE                 135,000
SunPower Corp. - Class B       Common Stock  867652307     4,238      176,937   SH        SOLE                 176,577          360
Echelon Corp.                  Common Stock  27874N105     4,190      494,100   SH        SOLE                 494,100
Nokia Corp. - ADR              ADR           654902204     4,009      274,952   SH        SOLE                 274,332          620
Techwell, Inc.                 Common Stock  87874D101     3,865      454,700   SH        SOLE                 454,700
L-1 Identity Solutions, Inc.   Common Stock  50212A106     3,827      494,385   SH        SOLE                 493,494          891
VMware, Inc.                   Common Stock  928563402     3,644      133,644   SH        SOLE                 133,344          300
Marvell Technology Group Ltd.  Common Stock  G5876H105     3,561      305,900   SH        SOLE                 305,900
Equinix, Inc.                  Common Stock  29444U502     3,273       45,000   SH        SOLE                  45,000
Research In Motion, Ltd.       Common Stock  760975102     3,219       45,300   SH        SOLE                  45,300
Adobe Systems, Inc.            Common Stock  00724F101     3,025      106,902   SH        SOLE                 106,727          175
EMC Corp.                      Common Stock  268648102     2,740      209,195   SH        SOLE                 208,715          480
Omniture, Inc.                 Common Stock  68212S109     2,707      215,546   SH        SOLE                 215,546
Clearwire Corp.                Common Stock  18538Q105     2,483      449,000   SH        SOLE                 449,000
Baidu.com, Inc.                Common Stock  056752108     2,379        7,900   SH        SOLE                   7,900
Semiconductor Manufacturing
   International Corp.         Common Stock  81663N206     2,056      800,000   SH        SOLE                 800,000
Koninklijke (Royal) Philips
   Electronics N.V.            Common Stock  500472303     1,988      107,941   SH        SOLE                 107,711          230
FLIR Systems, Inc.             Common Stock  302445101     1,737       77,000   SH        SOLE                  77,000
Newport Corp.                  Common Stock  651824104     1,662      287,000   SH        SOLE                 287,000
Apple, Inc.                    Common Stock  037833100     1,505       10,565   SH        SOLE                  10,540           25
Synaptics, Inc.                Common Stock  87157D109     1,430       37,000   SH        SOLE                  37,000
NeuStar, Inc.                  Common Stock  64126X201       962       43,400   SH        SOLE                  43,400
International Business
   Machines Corp.              Common Stock  459200101       961        9,200   SH        SOLE                   9,200
CyberSource Corp.              Common Stock  23251J106       640       41,814   SH        SOLE                  41,814
VeriSign, Inc.                 Common Stock  92343E102       636       34,400   SH        SOLE                  34,400
ValueClick, Inc.               Common Stock  92046N102       592       56,300   SH        SOLE                  56,300
News Corp.                     Common Stock  65248E203       586       55,460   SH        SOLE                  55,460
LivePerson, Inc.               Common Stock  538146101       560      140,000   SH        SOLE                 140,000
Microvision, Inc.              Common Stock  594960106       538      175,100   SH        SOLE                 175,100
VistaPrint Ltd.                Common Stock  G93762204       499       11,700   SH        SOLE                  11,700
Shutterfly, Inc.               Common Stock  82568P304       452       32,400   SH        SOLE                  32,400
AuthenTec, Inc.                Common Stock  052660107       437      244,129   SH        SOLE                 244,129
Monster Worldwide, Inc.        Common Stock  611742107       412       34,900   SH        SOLE                  34,900
51job, Inc.                    Common Stock  316827104       390       33,000   SH        SOLE                  33,000
Supertex, Inc.                 Common Stock  868532102       362       14,400   SH        SOLE                  14,400
Taiwan Semiconductor
   Manufacturing Co. - ADR     ADR           874039100       188       20,000   SH        SOLE                  20,000
Canadian Solar, Inc.           Common Stock  136635109       162       13,400   SH        SOLE                  13,400
Yingli Green Energy Holding
   Company - ADR               Common Stock  98584B103       136       10,000   SH        SOLE                  10,000
EMCORE Corp.                   Common Stock  290846104       126      100,000   SH        SOLE                 100,000
GT Solar International, Inc.   Common Stock  3623E0209       117       21,900   SH        SOLE                  21,900
Solarfun Power Holdings Co.,
   Ltd.                        Common Stock  83415U108        93       14,400   SH        SOLE                  14,400
Internap Network Services
   Corp.                       Common Stock  45885A300        83       23,715   SH        SOLE                  23,715
Metalico, Inc.                 Common Stock  591176102        54       11,500   SH        SOLE                  11,500
Orion Energy Systems, Inc.     Common Stock  686275108        53       14,000   SH        SOLE                  14,000
U.S. Geothermal, Inc.          Common Stock  90338S102        15       10,500   SH        SOLE                  10,500
                                                    62   208,208